Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions	1 Months Ended					12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CAD ($)	Mar. 31, 2025	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) Basispoint	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Borrowings				$ 2,820,000,000		$ 2,123,000,000	$ 2,820,000,000
Other financial liabilities, non-current				0		$ 16,000,000	0
Derivatives hedge ratio						1:1
Solicitation fees						$ 4,000,000
Transaction costs						8,000,000
Cash collateral				0		7,000,000	0
Proceeds from (payment to) settlement of foreign exchange contracts							24,000,000
Losses on change in fair value of derivatives						(8,000,000)	99,000,000
Foreign currency translation adjustments to OCI						$ 269,000,000	(173,000,000)
Percentage strengthening of US dollar against other foreign currencies						10.00%
Cash and cash equivalents				1,968,000,000		$ 511,000,000	1,968,000,000			$ 1,298,000,000
Short-term Investments, cash and cash equivalents				1,095,000,000		$ 235,000,000	1,095,000,000
Percentage of cash and cash equivalents held by a rated institutions						96.00%
Trade and other receivables				1,087,000,000		$ 1,143,000,000	1,087,000,000
Other financial assets				378,000,000		392,000,000	378,000,000
Gross loan commitments						2,000,000,000
Due from indemnification arrangement				272,000,000		288,000,000	272,000,000
Other receivables				29,000,000		32,000,000	29,000,000
Financial assets at fair value through other comprehensive income				99,000,000		168,000,000	99,000,000
Cash consideration received on disposal of business						254,000,000	326,000,000
Derivative financial liabilities				21,000,000		16,000,000	21,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Short-term Investments, cash and cash equivalents				0		0	0
Financial assets at fair value through other comprehensive income				98,000,000		168,000,000	98,000,000
Increase in financial assets at fair value through other comprehensive income						46,000,000
Contingent Receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other receivables				88,000,000		84,000,000	88,000,000
Cash consideration received on disposal of business				88,000,000
Thomson Reuters Corporation [Member]
Disclosure of detailed information about financial instruments [Line Items]
Proportion of ownership interest in subsidiary			100.00%
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial liabilities				21,000,000		16,000,000	21,000,000
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Losses on change in fair value of derivatives							2,000,000
Fixed-to-floating interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities, non-current						$ 16,000,000
Fixed-to-floating interest rate swaps notional amount						410,000,000
Cash collateral						$ 7,000,000
Losses on change in fair value of derivatives						16,000,000	0
Foreign exchange contracts settlement [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets				0		$ 0	0
Notional amount				1,600,000,000			1,600,000,000		£ 1.2
Proceeds from (payment to) settlement of foreign exchange contracts							$ 24,000,000
Foreign exchange contracts settlement [member] | LSEG [member]
Disclosure of detailed information about financial instruments [Line Items]
Number of shares sold that relate to company ownership | shares							16.0
Interest rate risk [member] | SOFR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, assets | Basispoint						100
Percentage of reasonably possible decrease in unobservable input assets | Basispoint						100
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss before tax assets						$ 4,000,000
Interest rate risk [member] | Interest bearing assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Short-term Investments, cash and cash equivalents						$ 235,000,000
Percentage of reasonably possible increase in unobservable input, assets | Basispoint						100
Percentage of reasonably possible decrease in unobservable input assets | Basispoint						100
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss before tax assets						$ 2,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents				1,968,000,000		511,000,000	$ 1,968,000,000
Trade and other receivables				$ 1,087,000,000		$ 1,143,000,000	$ 1,087,000,000
3.85% Notes, due 2024 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings					$ 450,000,000
Borrowings, interest rate					3.85%
Repayments of current borrowings					$ 242,000,000
2.239% Notes, due 2025 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate	2.239%	2.239%		2.239%			2.239%	2.239%	2.239%
Notional amount								$ 1,400
Maturity date							2025
Repayments of current borrowings	$ 999,000,000	$ 1,400
Derivative financial liabilities				$ 21,000,000			$ 21,000,000
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial liabilities				$ 21,000,000			$ 21,000,000
4.50% Notes, due 2043 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate				4.50%		4.50%	4.50%	4.50%	4.50%
Notional amount				$ 119,000,000		$ 119,000,000	$ 119,000,000
Maturity date						2043	2043
Derivative financial liabilities				0		$ 3,000,000	$ 0
4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial liabilities				$ 0		$ 3,000,000	$ 0
4.50% Notes, due 2043 [member] | Fixed-to-floating interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate						4.50%
Notional amount						$ 119,000,000
Fixed-to-floating interest rate swaps notional amount						80,000,000
Maturity date						May 2043
5.65% Notes, due 2043 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate				5.65%		5.65%	5.65%	5.65%	5.65%
Notional amount				$ 350,000,000		$ 350,000,000	$ 350,000,000
Maturity date						2043	2043
Derivative financial liabilities				0		$ 13,000,000	$ 0
5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial liabilities				0		$ 13,000,000	0
5.65% Notes, due 2043 [member] | Fixed-to-floating interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate						5.65%
Notional amount						$ 350,000,000
Fixed-to-floating interest rate swaps notional amount						330,000,000
Maturity date						November 2043
Commercial Paper [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings				0		$ 295,000,000	0
Commercial paper programs						2,000,000,000
Amended Credit Facility Maturities In November 2030 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings				$ 0		0	$ 0
Gross loan commitments						$ 2,000,000,000
Basis point adjustment to reference interest rate						9.2
Additional commitment from lenders						$ 600,000,000
Maximum credit facility agreement						2,600,000,000
Purchase price						$ 500,000,000
Net debt to adjusted EBITDA						0.6
Amended Credit Facility Maturities In November 2030 [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda						4.5
Amended Credit Facility Maturities In November 2030 [Member] | Scenario Forecast [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda						5